Severance Indemnities and Pension Plans (Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost		¥ 1,223,706	¥ 729,199
Accrued benefit cost		(93,730)	(92,225)
Domestic, Japan [Member] | Non-contributory Pension Benefits and SIP [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year		1,807,905	1,841,884
Service cost		46,861	49,194
Interest cost		11,091	10,969
Acquisitions / Divestitures		(2,845)	(94)
Amendments		(22)
Actuarial loss (gain)		(21,558)	(3,053)
Benefits paid		(65,730)	(66,771)
Lump-sum payment		(22,219)	(24,224)
Benefit obligation at end of fiscal year		1,753,483	1,807,905	¥ 1,841,884
Change in plan assets:
Fair value of plan assets at beginning of fiscal year		2,432,847	2,594,788
Actual return on plan assets		472,185	(123,802)
Employer contributions		21,151	28,653
Acquisitions / Divestitures		(2,440)	(21)
Benefits paid		(65,730)	(66,771)
Translation adjustments and other		0
Fair value of plan assets at end of fiscal year		2,858,013	2,432,847	2,594,788
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost		1,122,507	643,520
Accrued benefit cost		(17,977)	(18,577)
Net amount recognized		1,104,530	624,943
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year		547,013	469,080
Service cost		13,947	14,406	12,395
Interest cost		14,295	17,370	14,958
Plan participants' contributions		30	28
Acquisitions / Divestitures		(260)	13,000
Amendments		(1,187)	3,721
Actuarial loss (gain)	[1]	51,724	58,831
Benefits paid		(20,816)	(21,120)
Lump-sum payment		(2,825)	(2,284)
Translation adjustments and other		(20,968)	(6,019)
Benefit obligation at end of fiscal year		580,953	547,013	469,080
Change in plan assets:
Fair value of plan assets at beginning of fiscal year		559,508	493,495
Actual return on plan assets		82,615	92,087
Employer contributions		3,896	2,887
Acquisitions / Divestitures			791
Plan participants' contributions		30	28
Benefits paid		(20,816)	(21,120)
Translation adjustments and other		(20,829)	(8,660)
Fair value of plan assets at end of fiscal year		604,404	559,508	493,495
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost		94,445	81,301
Accrued benefit cost		(70,994)	(68,806)
Net amount recognized		23,451	12,495
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year		32,383	31,510
Service cost		229	366	525
Interest cost		793	1,159	1,046
Plan participants' contributions		440	455
Actuarial loss (gain)		1,506	1,648
Benefits paid		(2,488)	(2,326)
Translation adjustments and other		(1,509)	(429)
Benefit obligation at end of fiscal year		31,354	32,383	31,510
Change in plan assets:
Fair value of plan assets at beginning of fiscal year		31,919	28,258
Actual return on plan assets		5,165	5,695
Employer contributions		181	186
Plan participants' contributions		440	455
Benefits paid		(2,488)	(2,326)
Translation adjustments and other		(1,868)	(349)
Fair value of plan assets at end of fiscal year		33,349	31,919	¥ 28,258
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost		6,754	4,378
Accrued benefit cost		(4,759)	(4,842)
Net amount recognized		¥ 1,995	¥ (464)

[1]	Significant gains and losses related to changes in the benefit obligation for the fiscal years ended March 31, 2020 and 2021 primarily result from changes in the discount rate.